Investment Securities - Investments by Contractual Maturity Date (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Amortized Cost, Available-for-sale securities
Amortized Cost	$ 1,909,184,000	$ 2,365,450,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains	25,422,000	28,158,000
Gross unrealized loss	(11,712,000)	(13,045,000)
Fair Value, Available-for-sale securities
Available-for-sale securities, at fair value	$ 1,922,894,000	$ 2,380,563,000
Yield, Available-for-sale securities
Yield	2.22%	1.97%
Amortized Cost, Held-to-maturity securities
Amortized Cost	$ 1,417,599,000	$ 1,643,216,000
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains	24,171,000	10,516,000
Gross unrealized losses	(214,000)	(16,312,000)
Fair Value, Held-to-maturity securities
Fair Value	1,441,556,000	1,637,420,000
Yield, Held-to-maturity securities
Investments	3,326,783,000	4,008,666,000
Gross unrealized gains on investments	49,593,000	38,674,000
Gross unrealized losses on investments	(11,926,000)	(29,357,000)
Fair value of investments	$ 3,364,450,000	$ 4,017,983,000
Yield on investments	2.62%	2.46%
Available-for-sale securities purchased	$ (137,591,000)	$ (315,114,000)	$ (1,280,477,000)
Payments to acquire held-to-maturity securities	0	259,489,000	0
Proceeds from sales of available-for-sale investment securities	50,741,000	246,826,000	$ 0
Proceeds from sale of held-to-maturity securities	$ 0
Term of contractual due dates (in years)	25 years
U.S. government and agency securities
Amortized Cost, Available-for-sale securities
Within 1 year	$ 21,284,000
1 to 5 years	12,477,000	105,065,000
5 to 10 years	48,134,000	119,071,000
Over 10 years	182,051,000	262,832,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	0
Gross unrealized gains, 1 to 5 years	1,027,000	1,923,000
Gross unrealized gains, 5 to 10 years	0	35,000
Gross unrealized gains, over 10 years	27,000	0
Gross unrealized losses, within 1 year	(59,000)
Gross unrealized losses, 1 to 5 years	(11,000)	(274,000)
Gross unrealized losses, 5 to 10 years	(1,589,000)	(1,247,000)
Gross unrealized losses, over 10 years	(3,990,000)	(4,941,000)
Fair Value, Available-for-sale securities
Within 1 year	21,225,000
1 to 5 years	13,493,000	106,714,000
5 to 10 years	46,545,000	117,859,000
Over 10 years	$ 178,088,000	$ 257,891,000
Yield, Available-for-sale securities
Within 1 year	0.81%
1 to 5 years	7.94%	1.74%
5 to 10 years	1.14%	1.54%
Over 10 years	1.33%	1.23%
Equity Securities
Amortized Cost, Available-for-sale securities
Within 1 year	$ 0	$ 500,000
1 to 5 years	100,422,000	99,922,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	0	17,000
Gross unrealized gains, 1 to 5 years	1,402,000	1,513,000
Gross unrealized losses, within 1 year	0	0
Gross unrealized losses, 1 to 5 years	0	0
Fair Value, Available-for-sale securities
Within 1 year	0	517,000
1 to 5 years	$ 101,824,000	$ 101,435,000
Yield, Available-for-sale securities
Within 1 year	0.00%	1.80%
1 to 5 years	1.90%	1.90%
Corporate debt securities
Amortized Cost, Available-for-sale securities
Within 1 year	$ 278,094,000	$ 24,787,000
1 to 5 years	63,481,000	311,435,000
5 to 10 years	69,955,000	100,000,000
Over 10 years	50,000,000	69,950,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	325,000	191,000
Gross unrealized gains, 1 to 5 years	928,000	1,190,000
Gross unrealized gains, 5 to 10 years	0	876,000
Gross unrealized gains, over 10 years	938,000	953,000
Gross unrealized losses, within 1 year	(53,000)	0
Gross unrealized losses, 1 to 5 years	(113,000)	(58,000)
Gross unrealized losses, 5 to 10 years	(2,417,000)	(3,524,000)
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
Within 1 year	278,366,000	24,978,000
1 to 5 years	64,296,000	312,567,000
5 to 10 years	67,538,000	97,352,000
Over 10 years	$ 50,938,000	$ 70,903,000
Yield, Available-for-sale securities
Within 1 year	1.33%	0.53%
1 to 5 years	2.47%	0.88%
5 to 10 years	1.96%	1.47%
Over 10 years	3.00%	3.00%
Municipal bonds
Amortized Cost, Available-for-sale securities
1 to 5 years	$ 2,315,000	$ 2,285,000
5 to 10 years	1,335,000	1,303,000
Over 10 years	20,363,000	20,382,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	2,000	8,000
Gross unrealized gains, 5 to 10 years	38,000	7,000
Gross unrealized gains, over 10 years	3,617,000	3,138,000
Gross unrealized losses, 1 to 5 years	0	0
Gross unrealized losses, 5 to 10 years	0	0
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
1 to 5 years	2,317,000	2,293,000
5 to 10 years	1,373,000	1,310,000
Over 10 years	$ 23,980,000	$ 23,520,000
Yield, Available-for-sale securities
1 to 5 years	1.23%	1.23%
5 to 10 years	2.05%	2.05%
Over 10 years	6.45%	6.45%
Agency pass through mortgage-backed securities
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 978,955,000	$ 1,144,787,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	17,118,000	18,222,000
Gross unrealized losses, without single maturity date	(3,032,000)	(2,491,000)
Fair Value, Available-for-sale securities
Without single maturity date	$ 993,041,000	$ 1,160,518,000
Yield, Available-for-sale securities
Without single maturity date	2.58%	2.48%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 1,417,599,000	$ 1,643,216,000
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	24,171,000	10,516,000
Gross unrealized losses, without single maturity date	(214,000)	(16,312,000)
Fair Value, Held-to-maturity securities
Without single maturity date	$ 1,441,556,000	$ 1,637,420,000
Yield, Held-to-maturity securities
Without a single maturity date	3.18%	3.19%
Commercial MBS
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 80,318,000	$ 103,131,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	0	85,000
Gross unrealized losses, without single maturity date	(448,000)	(510,000)
Fair Value, Available-for-sale securities
Without single maturity date	$ 79,870,000	$ 102,706,000
Yield, Available-for-sale securities
Without single maturity date	1.91%	1.51%